Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	The composition and movement of the item as of the date of the consolidated statement of financial position is presented below:
	Mining concessions (b)	Mine development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Quarry rehabilitation costs	Capitalized interest (f)	Work in progress (d) and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost

As of January 1, 2023	75,914	65,842	255,135	694,554	1,711,540	11,080	107,337	41,304	11,775	68,165	172,821	3,215,467
Additions	36,184	19,870	3,449	-	25,891	432	160	3,209	4,458	6,132	174,435	274,220
Sales and/or retirement	-	(101)	-	-	(41,075)	(162)	(2,064)	(316)	-	-	(559)	(44,277)
Transfers, note 10	-	(14,521)	-	127,675	186,727	(271)	(50)	990	-	-	(300,616)	(66)
As of December 31, 2023	112,098	71,090	258,584	822,229	1,883,083	11,079	105,383	45,187	16,233	74,297	46,081	3,445,344
Additions	-	1,023	1,827	-	20,710	872	2,472	4,164	1,465	-	40,788	73,321
Sales and/or retirement	(1,668)	(247)	(268)	-	(1,056)	(136)	(4,825)	(227)	-	-	(1,149)	(9,576)
Transfers, note 10	-	(8,077)	-	214,297	(162,491)	149	2,063	1,603	-	-	(47,778)	(234)
As of December 31, 20234	110,430	63,789	260,143	1,036,526	1,740,246	11,964	105,093	50,727	17,698	74,297	37,942	3,508,855

Accumulated depreciation

As of January 1, 2023	12,400	10,868	-	176,478	783,525	8,408	79,014	25,429	2,522	10,542	-	1,109,186
Additions	72	422	-	20,113	98,915	516	6,252	3,606	128	1,625	-	131,649
Sales and/or retirement	-	(56)	-		(22,620)	(153)	(1,896)	(201)	-	-	-	(24,926)
Transfers, note 10	-	-	-	2,065	(2,030)	-	(35)	-	-	-	-	-
As of December 31, 2023	12,472	11,234	-	198,656	857,790	8,771	83,335	28,834	2,650	12,167	-	1,215,909
Additions	72	424	-	21,858	104,237	484	5,300	4,184	167	1,646	-	138,372
Sales and/or retirement	(259)	-	-	-	(760)	(124)	(4,339)	(207)	-	-	-	(5,689)
Transfers, note 10	-	(171)	-	86,734	(86,431)	-	-	-	-	-	-	132
As of December 31, 2024	12,285	11,487	-	307,248	874,836	9,131	84,296	32,811	2,817	13,813	-	1,348,724

Impairment (b)
As of January 1, 2023	42,859	24,048	3,624	13,579	12,918	200	26	454	-	-	735	98,443
Additions	9,197	525	361	17,459	17,669	8	1	-	-	1,413	2,686	49,319
Lows	-	-	-	-	(17,669)	(8)	(1)	-	-	-	-	(17,678)
As of December 31, 2023	52,056	24,573	3,985	31,038	12,918	200	26	454	-	1,413	3,421	130,084

Lows	(1,092)	-	-	-	-	-	-	-	-	-	-	(1,092)
As of December 31, 2024	50,964	24,573	3,985	31,038	12,918	200	26	454	-	1,413	3,421	128,992

Net book value
As of December 31, 2023	47,570	35,283	254,599	592,535	1,012,375	2,108	22,022	15,899	13,583	60,717	42,660	2,099,351

As of December 31, 2024	47,181	27,729	256,158	698,240	852,492	2,633	20,771	17,462	14,881	59,071	34,521	2,031,139
(b)	Mining concessions mainly include acquisitions costs related to coal concessions acquired in previous years and the cost of certain concessions acquired in January 2023 for exploration activities in areas of interest to the cement business for S/34,350,000, through the purchase of the company Corporación Materiales Piura S.A.C.

(c)	The Group has assessed the recoverable value of its remaining property, plant and equipment and, except as specifically mentioned in (g), has not identified indications of impairment losses for these assets as of December 31, 2024 and 2023.

(d)	Work in progress included in property, plant and equipment as of December 31, 2024 and 2023 is mainly related to complementary facilities of the cement plants.

(e)	As of December 31, 2024, the Group maintains accounts payable related to the acquisition of property, plant and equipment for S/17,122,000 (S/9,379,000 as of December 31, 2023), see note 11.

(f)	The borrowing costs are mainly related to the construction of the cement plant located in Piura and to a lesser extent to the construction of the Clinker Lines Optimization Project – Kiln 4 in the city of Pacasmayo. Both plants are already in operation.

(g)	In previous years management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment.